Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Australia: 8.4%
87,513		Ampol Ltd.	$1,784,207	0.5
204,359		ANZ Group Holdings Ltd.	3,149,194	0.9
816,159		Aurizon Holdings Ltd.	1,838,284	0.6
100,870		BHP Group Ltd.	3,188,893	1.0
212,610		Brambles Ltd.	1,916,943	0.6
73,960		Coles Group Ltd.	893,634	0.3
570,433		Insurance Australia Group Ltd.	1,795,546	0.5
809,230		Medibank Pvt Ltd.	1,826,164	0.5
62,293		Rio Tinto Ltd.	5,005,223	1.5
140,821		Suncorp Group Ltd.	1,144,187	0.3
251,634		Transurban Group - Stapled Security	2,402,697	0.7
33,367		Washington H Soul Pattinson & Co. Ltd.	676,240	0.2
125,592		Westpac Banking Corp.	1,828,568	0.6
36,466		Woodside Energy Group Ltd.	814,655	0.2
			28,264,435	8.4

		Austria: 0.1%
6,898		OMV AG	316,779	0.1

		Belgium: 0.4%
6,527		Elia Group SA/NV	861,935	0.3
3,950		Groupe Bruxelles Lambert NV	337,095	0.1
			1,199,030	0.4

		China: 0.6%
694,500		BOC Hong Kong Holdings Ltd.	2,162,156	0.6

		Denmark: 1.8%
1,090		AP Moller - Maersk A/S - Class B	1,981,304	0.6
112,128	(1)	Danske Bank A/S	2,255,880	0.7
83,059		Tryg A/S	1,816,133	0.5
			6,053,317	1.8

		Finland: 1.9%
9,482		Elisa OYJ	571,875	0.2
102,375		Nordea Bank Abp	1,093,191	0.3
27,618		Orion Oyj	1,234,473	0.4
56,496		Sampo OYJ	2,665,784	0.8
22,289		UPM-Kymmene OYJ	748,646	0.2
			6,313,969	1.9

		France: 7.3%
3,795		Air Liquide SA	635,243	0.2
13,117		BNP Paribas	783,319	0.2
63,903		Bouygues SA	2,155,208	0.6
23,620		Bureau Veritas SA	678,664	0.2
5,656		Dassault Aviation SA	1,118,933	0.3
31,294		Edenred	1,852,136	0.6
19,090		Eiffage SA	2,065,852	0.6
57,240		Engie SA	905,810	0.3
55,529		Getlink SE	914,546	0.3
263,077		Orange SA	3,125,414	0.9
67,538		Sanofi	7,326,467	2.2
13,476		Thales S.A.	1,992,393	0.6
16,395		TotalEnergies SE	966,714	0.3
			24,520,699	7.3

		Germany: 7.3%
24,929		Allianz SE	5,754,537	1.7
74,844		BASF SE	3,929,228	1.2
33,863		Bayerische Motoren Werke AG	3,711,356	1.1
85,565		Deutsche Telekom AG	2,073,445	0.6
21,281		Evonik Industries AG	447,736	0.2
9,717		GEA Group AG	443,268	0.1
9,126		Hannover Rueck SE	1,784,875	0.5
43,634		Mercedes-Benz Group AG	3,355,590	1.0
5,731		Muenchener Rueckversicherungs-Gesellschaft AG	2,003,771	0.6
318,133		Telefonica Deutschland Holding AG	979,297	0.3
			24,483,103	7.3

		Hong Kong: 4.1%
65,500		CK Infrastructure Holdings Ltd.	356,377	0.1
94,000		CLP Holdings Ltd.	679,257	0.2
648,000		HKT Trust & HKT Ltd. - Stapled Security	860,206	0.2
27,700		Jardine Matheson Holdings Ltd.	1,345,389	0.4
319,500		Link REIT	2,054,460	0.6
237,000		MTR Corp.	1,143,831	0.3
240,500		Power Assets Holdings Ltd.	1,290,240	0.4
596,000		SITC International Holdings Co. Ltd.	1,280,899	0.4
191,500		Sun Hung Kai Properties Ltd.	2,682,840	0.8
218,500		Swire Pacific Ltd. - Class A	1,679,169	0.5
212,200		Swire Properties Ltd.	546,140	0.2
			13,918,808	4.1

		Ireland: 0.6%
33,113		DCC PLC	1,930,191	0.6

		Israel: 2.6%
257,778		Bank Leumi Le-Israel BM	1,950,035	0.6
7,765		Elbit Systems Ltd.	1,322,462	0.4
51,411		First International Bank Of Israel Ltd.	1,819,831	0.5
250,299		ICL Group Ltd.	1,695,919	0.5
59,102		Mizrahi Tefahot Bank Ltd.	1,852,780	0.6
			8,641,027	2.6

		Italy: 3.8%
71,699		Assicurazioni Generali S.p.A.	1,428,581	0.4
228,376	(2)	ENI S.p.A.	3,185,029	1.0
217,544		Mediobanca Banca di Credito Finanziario SpA	2,186,093	0.7
177,630	(3)	Poste Italiane SpA	1,811,404	0.5
345,232		Snam SpA	1,830,442	0.5
283,368		Terna - Rete Elettrica Nazionale	2,325,721	0.7
			12,767,270	3.8

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

		Japan: 22.2%
311,200	(2)	Asahi Kasei Corp.	2,179,681	0.6
49,100		Bridgestone Corp.	1,994,575	0.6
48,900	(2)	Dai Nippon Printing Co., Ltd.	1,369,126	0.4
38,900		Daiwa House Industry Co., Ltd.	916,533	0.3
656,000	(2)	ENEOS Holdings, Inc.	2,301,583	0.7
55,700		Hankyu Hanshin Holdings, Inc.	1,651,618	0.5
16,500	(2)	Honda Motor Co., Ltd.	436,444	0.1
83,300	(2)	Idemitsu Kosan Co., Ltd.	1,823,668	0.5
262,700	(2)	Japan Post Bank Co. Ltd.	2,145,591	0.6
329,700		Japan Post Holdings Co. Ltd.	2,675,837	0.8
135,800		Japan Tobacco, Inc.	2,868,578	0.9
166,400		Kajima Corp.	2,008,023	0.6
81,400		Kirin Holdings Co., Ltd.	1,287,811	0.4
46,300		McDonald's Holdings Co. Japan Ltd.	1,924,881	0.6
70,500	(2)	Mitsubishi Chemical Holdings Corp.	419,297	0.1
359,500	(2)	Mitsubishi HC Capital, Inc.	1,856,367	0.5
230,800	(2)	Mizuho Financial Group, Inc.	3,269,875	1.0
82,200	(2)	MS&AD Insurance Group Holdings, Inc.	2,547,450	0.8
42,300		Nintendo Co., Ltd.	1,642,999	0.5
17,300	(2)	Nippon Telegraph & Telephone Corp.	516,971	0.2
38,700		Nomura Real Estate Holdings, Inc.	856,958	0.3
263,600	(2)	Obayashi Corp.	2,017,185	0.6
298,600	(2)	Oji Holdings Corp.	1,182,264	0.3
84,100		Ono Pharmaceutical Co., Ltd.	1,752,492	0.5
40,300		Otsuka Holdings Co. Ltd.	1,279,510	0.4
33,500		Secom Co., Ltd.	2,064,528	0.6
116,900		Sekisui House Ltd.	2,382,567	0.7
268,700	(2)	SoftBank Corp.	3,101,819	0.9
49,000	(2)	Sompo Holdings, Inc.	1,941,631	0.6
132,100		Subaru Corp.	2,108,793	0.6
159,900	(2)	Sumitomo Chemical Co., Ltd.	538,380	0.2
101,400	(2)	Sumitomo Mitsui Financial Group, Inc.	4,057,782	1.2
64,500	(2)	Sumitomo Mitsui Trust Holdings, Inc.	2,215,961	0.7
61,900	(2)	Taisei Corp.	1,915,116	0.6
120,000	(2)	Takeda Pharmaceutical Co., Ltd.	3,941,227	1.2
63,500		Tobu Railway Co., Ltd.	1,520,239	0.4
148,800	(2)	Tosoh Corp.	2,022,117	0.6
21,100		Trend Micro, Inc.	1,035,176	0.3
68,500		USS Co., Ltd.	1,188,447	0.4
80,300		Yamato Holdings Co., Ltd.	1,378,373	0.4
			74,337,473	22.2

		Netherlands: 4.1%
74,478	(3)	ABN AMRO Bank NV	1,181,037	0.4
24,650		JDE Peet's NV	716,980	0.2
102,933		Koninklijke Ahold Delhaize NV	3,516,734	1.1
675,516		Koninklijke KPN NV	2,386,992	0.7
59,280		NN Group NV	2,152,462	0.6
63,999		Shell PLC	1,823,872	0.5
14,598		Wolters Kluwer NV	1,842,809	0.6
			13,620,886	4.1

		New Zealand: 0.3%
300,095		Spark New Zealand Ltd.	950,762	0.3

		Norway: 0.8%
37,650		Aker BP ASA	923,367	0.3
43,996		Yara International ASA	1,912,093	0.5
			2,835,460	0.8

		Portugal: 0.6%
181,289		Galp Energia SGPS SA	2,051,344	0.6

		Spain: 6.8%
66,705		ACS Actividades de Construccion y Servicios SA	2,124,545	0.6
309,139	(2)	Banco Bilbao Vizcaya Argentaria SA	2,210,156	0.7
106,391		Enagas	2,044,387	0.6
96,316		Endesa S.A.	2,091,975	0.6
85,021		Ferrovial SA - FERE	2,503,658	0.8
415,790		Iberdrola S.A. - IBEE	5,179,853	1.5
55,539		Industria de Diseno Textil SA	1,865,853	0.6
115,879		Red Electrica Corp. SA	2,039,051	0.6
175,101		Repsol SA	2,692,693	0.8
			22,752,171	6.8

		Sweden: 0.1%
188,489		Telia Co. AB	478,623	0.1

		Switzerland: 7.4%
9,018		Baloise Holding AG	1,404,250	0.4
9,579		Banque Cantonale Vaudoise	903,933	0.3
491,671		Glencore PLC	2,829,168	0.9
114,523		Novartis AG	10,515,334	3.1
2,276		Roche Holding AG-GENUSSCHEIN	650,350	0.2
12,421		Swiss Prime Site AG	1,032,901	0.3
3,903		Swisscom AG	2,490,786	0.7
10,449		Zurich Insurance Group AG	5,007,147	1.5
			24,833,869	7.4

		United Kingdom: 15.8%
468,210		Aviva PLC	2,338,760	0.7
257,126		BAE Systems PLC	3,110,215	0.9
1,053,881		BP PLC	6,661,044	2.0
138,806		British American Tobacco PLC	4,865,737	1.5
280,177		GSK PLC	4,950,512	1.5
1,110,177		HSBC Holdings PLC	7,545,281	2.3
114,592		Imperial Brands PLC	2,635,107	0.8
781,162		M&G PLC	1,914,645	0.6
298,907		National Grid PLC	4,043,295	1.2
111,934		NatWest Group PLC	365,242	0.1
200,538		Pearson PLC	2,098,604	0.6
265,326		Phoenix Group Holdings PLC	1,792,646	0.5
24,231		Reckitt Benckiser Group PLC	1,843,424	0.5
60,338		Relx PLC (GBP Exchange)	1,954,152	0.6
82,598		Smiths Group PLC	1,751,793	0.5
179,226		The Sage Group PLC	1,719,922	0.5
34,719		Unilever PLC	1,797,266	0.5

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

12,713	Unilever PLC - ULVRL	658,772	0.2
855,422	Vodafone Group PLC	943,609	0.3
		52,990,026	15.8

	Total Common Stock
	(Cost $306,322,969)	325,421,398	97.0

EXCHANGE-TRADED FUNDS: 0.9%
62,614	iShares MSCI EAFE Value Index ETF	3,038,657	0.9

	Total Exchange-Traded Funds
	(Cost $3,040,863)	3,038,657	0.9

PREFERRED STOCK: 0.6%
	Germany: 0.6%
24,484	Henkel AG & Co. KGaA	1,915,489	0.6

	Total Preferred Stock
	(Cost $2,105,019)	1,915,489	0.6

	Total Long-Term Investments
	(Cost $311,468,851)	330,375,544	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.4%
	Repurchase Agreements: 10.4%
7,306,390	(4) Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $7,309,285, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $7,452,518, due 11/01/49-02/01/51)	7,306,390	2.2
7,606,932	(4) Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/23, 4.83%, due 04/03/23 (Repurchase Amount $7,609,952, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $7,759,071, due 04/25/23-02/20/73)	7,606,932	2.3
3,400,069	(4) Citadel Securities LLC, Repurchase Agreement dated 03/31/23, 4.88%, due 04/03/23 (Repurchase Amount $3,401,433, collateralized by various U.S. Government Securities, 0.000%-5.375%, Market Value plus accrued interest $3,469,481, due 04/04/23-02/15/53)	3,400,069	1.0
5,000,000	(4) National Bank Financial, Repurchase Agreement dated 03/31/23, 4.84%, due 04/03/23 (Repurchase Amount $5,001,989, collateralized by various U.S. Government Securities, 0.000%-4.768%, Market Value plus accrued interest $5,099,998, due 04/03/23-09/09/49)	5,000,000	1.5
8,337,788	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $8,341,091, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $8,504,544, due 04/06/23-02/20/53)	8,337,788	2.5
3,230,558	(4) State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $3,231,862, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,295,170, due 07/15/25-02/15/51)	3,230,558	0.9

	Total Repurchase Agreements

	Total Short-Term Investments
	(Cost $34,881,737)	34,881,737	10.4

	Total Investments in Securities (Cost $346,350,588)	$365,257,281	108.9
	Liabilities in Excess of Other Assets	(29,854,872)	(8.9)
	Net Assets	$335,402,409	100.0

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Financials	27.1%
Industrials	15.4
Health Care	9.4
Materials	8.0
Energy	7.8
Utilities	7.0
Consumer Staples	6.9
Consumer Discretionary	6.3
Communication Services	6.0
Real Estate	2.9
Exchange-Traded Funds	0.9
Information Technology	0.8
Short-Term Investments	10.4
Liabilities in Excess of Other Assets	(8.9)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$28,264,435	$–	$28,264,435
Austria	–	316,779	–	316,779
Belgium	–	1,199,030	–	1,199,030
China	–	2,162,156	–	2,162,156
Denmark	–	6,053,317	–	6,053,317
Finland	–	6,313,969	–	6,313,969
France	–	24,520,699	–	24,520,699
Germany	–	24,483,103	–	24,483,103
Hong Kong	1,345,389	12,573,419	–	13,918,808
Ireland	–	1,930,191	–	1,930,191
Israel	–	8,641,027	–	8,641,027
Italy	–	12,767,270	–	12,767,270
Japan	1,924,881	72,412,592	–	74,337,473
Netherlands	716,980	12,903,906	–	13,620,886
New Zealand	–	950,762	–	950,762
Norway	–	2,835,460	–	2,835,460
Portugal	–	2,051,344	–	2,051,344
Spain	–	22,752,171	–	22,752,171
Sweden	–	478,623	–	478,623
Switzerland	–	24,833,869	–	24,833,869
United Kingdom	–	52,990,026	–	52,990,026
Total Common Stock	3,987,250	321,434,148	–	325,421,398
Exchange-Traded Funds	3,038,657	–	–	3,038,657
Preferred Stock	–	1,915,489	–	1,915,489
Short-Term Investments	–	34,881,737	–	34,881,737
Total Investments, at fair value	$7,025,907	$358,231,374	$–	$365,257,281

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $348,342,675.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$29,765,763
Gross Unrealized Depreciation	(12,065,513)
Net Unrealized Appreciation	$17,700,250